Taxes (Details) - Schedule of components of provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of components of provision for income taxes [Abstract]
Current	$ 536	$ 3
Income tax expenses	$ 536	$ 3